Provision for Income Taxes - Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Differences between Statutory and Effective Tax Expenses [Abstract]
Income before tax expenses	$ 1,152,223	$ 1,120,062	$ 692,199
Income taxes computed at Hong Kong Profits Tax rate	156,048	184,810	114,213
Rate differences in various jurisdictions	35,101	322	272
Tax allowance at the statutory tax rates	(13,531)	(7,815)	(7,792)
Tax effect on non-assessable income	(6,630)	(8,222)	(13,341)
Tax effect of two-tier tax rate	(42,308)	(42,308)	(42,308)
Others	1,818	445	(699)
Income taxes	$ 130,498	$ 127,232	$ 50,345